LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Loan Payable [Abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	Revolving	Convertible
	Credit Facility	Loan Facility	Total
As at December 31, 2023	$-	$13,588	$13,588
Interest and accretion expense	-	1,751	1,751
Conversion	-	(1,109)	(1,109)
Foreign exchange adjustments	-	(1,044)	(1,044)
Fair value adjustment of derivative portion	-	(493)	(493)
As at December 31, 2024	$-	$12,693	$12,693
Draw down on revolving credit facility	13,100	-	13,100
Transaction costs	(1,084)	-	(1,084)
Interest and accretion expense	628	772	1,400
Principal repayment	-	(11,919)	(11,919)
Conversion	-	(1,043)	(1,043)
Extinguishment of loan facility	-	738	738
Interest payment	(305)	(1,300)	(1,605)
Accrued fees payment	-	(536)	(536)
Foreign exchange adjustments	-	501	501
Fair value adjustment of derivative portion	-	94	94
As at December 31, 2025	$12,339	$-	$12,339
Less: Accrued interest included in accounts payable	(163)	-	(163)
As at December 31, 2025	$12,176	$-	$12,176

Disclosure of detailed information about fair value of derivative loan liability assumptions [Table Text Block]
	As at
	June 24,	December 31,
	2025	2024
Maturity date	May 10, 2027	May 10, 2027
Risk free interest rate	2.50%	2.72%
Share price	C$4.93	C$3.62
Expected volatility	50%	54%
Dividend yield	$Nil	$Nil
Conversion price	C$6.00	C$6.00